Tax Receivable Agreement Obligations To Related Parties (Estimated Aggregate Payments Due Under The Tax Receivable Agreements) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Tax Receivable Agreement Obligations To Related Parties [Abstract]
2015	$ 945
2016	980
2017	64,290
2018	84,386
2019	23,842
Thereafter	176,747
Gross expected payments	351,190
Less: Amounts representing discount	(186,262)
Total tax receivable agreement obligations due to related parties	164,928
Less: Current portion due (included in accrued expenses)	(945)	$ (974)
Tax receivable agreement obligations to related parties	$ 163,983	$ 150,496